PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net consists of the following at:

	December 31,
	2013	2014
Film projection equipment	27,166	33,853
Furniture and office equipment	1,954	2,232
Transportation equipment	853	1,113
Leasehold improvements	45,431	51,673

	75,404	88,871
Less: accumulated depreciation	(13,963)	(18,770)

	61,441	70,101
Construction in progress	2,238	5,615

Property and equipment, net	63,679	75,716

        Depreciation expense for the years ended December 31, 2012, 2013 and 2014 was $3,556, $4,961 and $5,452 respectively.